Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Stock split conversion ratio	2
Performance Share Units
Disclosure of detailed information about property, plant and equipment [line items]
Vesting term (in years)	3 years
Bottom of range | Midstream and Refining
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Top of range | Midstream and Refining
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	30 years
Other equipment | Bottom of range | Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	2 years
Other equipment | Top of range | Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	20 years